Rule 497(e)
                                                              File Nos. 811-6470
                                                                        33-49552

                                   SUPPLEMENT
            Dated June 3, 2002 to Prospectus dated December 31, 2001

                      CITI(SM) INSTITUTIONAL CASH RESERVES

Effective June 3, 2002, the Fund's service providers instituted voluntary fee waivers for Class I and Class O shares. The Fee Table in the Fund's prospectus is revised to read as follows:

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FEE TABLE
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SHAREHOLDER FEES - Fees Paid Directly From Your Investment
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Maximum Sales Charge (Load) Imposed on Purchases                         None
Maximum Deferred Sales Charge (Load)                                     None

ANNUAL FUND OPERATING EXPENSES Expenses That Are Deducted From Fund Assets
----------------------------------------------------------------------------------------------------------
                                                   CLASS I         CLASS L         CLASS O         CLASS S
Management Fees                                     0.20%           0.20%           0.20%           0.20%
Distribution (12b-1) Fees
(includes service fees)                             0.35%           0.10%           0.60%           0.25%
Other Expenses                                      0.07%           0.07%           0.07%           0.07%
----------------------------------------------------------------------------------------------------------
Total Annual Operating Expenses*                    0.62%           0.37%           0.87%           0.52%
----------------------------------------------------------------------------------------------------------
* Certain of the Fund's service providers are voluntarily waiving fees or reimbursing expenses such that current net annual fund operating expenses for
  Class I, Class L, Class O and Class S shares are expected to be:
                                                    0.50%           0.25%           0.75%           0.40%

These fee waivers and reimbursements may be reduced or terminated at any time.

Expenses for Class I and O shares are based on estimated amounts for the current fiscal year.

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                                                                         FDO2547